Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,400	$ 1,000	$ 300
Property and equipment	14,779	6,625
Accumulated depreciation	3,705	1,265
Capitalized Software Development
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 400	400	$ 100
Installment payment period	4 years
Property and equipment	$ 1,800	1,800
Accumulated depreciation	$ 900	$ 500